UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05654

Morgan Stanley Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2007

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Income Trust

Portfolio of Investments May 31, 2007 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	Corporate Bonds (64.4%)
	Advertising/Marketing Services (0.1%)
$55	Interpublic Group of Companies, Inc. (The)	6.25%		11/15/14	$51,906

	Aerospace & Defense (0.9%)
175	Raytheon Co.	4.50		11/15/07	174,279
32	Raytheon Co.	6.75		08/15/07	32,075
249	Systems 2001 Asset Trust - 144A** (Cayman Islands)	6.664		09/15/13	259,485
					465,839
	Air Freight/Couriers (0.5%)
220	FedEx Corp.	7.25		02/15/11	232,137

	Airlines (0.5%)
224	America West Airlines, Inc. (Series 01-1)	7.10		04/02/21	238,378

	Auto Parts: O.E.M. (0.3%)
150	ArvinMeritor, Inc.(a)	8.75		03/01/12	157,312

	Beverages: Alcoholic (1.5%)
330	FBG Finance Ltd. - 144A** (Australia)	5.125		06/15/15	312,473
430	Miller Brewing Co. - 144A**	4.25		08/15/08	423,618
					736,091
	Building Products (0.3%)
160	Masco Corp.	4.625		08/15/07	159,668

	Cable/Satellite TV (1.8%)
270	Comcast Cable Communications, Inc.	6.75		01/30/11	280,970
80	Comcast Cable Communications, Inc.	7.125		06/15/13	85,854
230	Comcast Corp.	6.50		01/15/15	239,389
300	EchoStar DBS Corp.	6.375		10/01/11	301,875
					908,088
	Computer Processing Hardware (0.7%)
335	Hewlett-Packard Co.	5.485		05/22/09	335,003

	Department Stores (2.9%)
80	JC Penny Corp., Inc.	5.75		02/15/18	78,781
1,045	May Department Stores Co.	5.95		11/01/08	1,050,330
300	May Department Stores Co.	6.70		07/15/34	296,096
					1,425,207
	Drugstore Chains (1.3%)
170	CVS Caremark Corp.	5.75		06/01/17	168,027
165	CVS Corp.	5.75		08/15/11	166,113
292	CVS Lease Pass Through - 144A**	6.036		12/10/28	287,890
					622,030
	Electric Utilities (6.9%)
400	Arizona Public Service Co.	5.80		06/30/14	399,362
90	CenterPoint Energy Resource	6.25		02/01/37	88,795
310	Consumers Energy Co. (Series H)	4.80		02/17/09	306,203
205	Detroit Edison Co. (The)	6.125		10/01/10	209,359
340	Duquesne Light Co. (Series O)	6.70		04/15/12	356,665
255	Entergy Gulf States, Inc.	3.60		06/01/08	250,122
365	Entergy Gulf States, Inc.	5.76	†	12/01/09	364,951

200	Entergy Gulf States, Inc. - 144A**	6.09	†	12/08/08	200,604
70	Exelon Corp.	6.75		05/01/11	72,502
245	Ohio Edison	6.40		07/15/16	254,096
325	Ohio Power Company - IBC (Series K)	6.00		06/01/16	331,164
32	PSEG Energy Holdings Inc.	8.625		02/15/08	32,728
100	Public Service Electric & Gas Co. (Series MTN B)	5.00		01/01/13	97,498
200	Texas Eastern Transmission	7.00		07/15/32	220,082
195	TXU Energy Co.	7.00		03/15/13	201,272
					3,385,403
	Electrical Products (1.7%)
480	Cooper Industries, Inc.	5.25		07/01/07	479,770
340	Cooper Industries, Inc.	5.25		11/15/12	334,776
					814,546
	Electronic Equipment/Instruments (0.2%)
110	Xerox Corp.	5.50		05/15/12	108,758

	Electronics/Appliances (0.5%)
260	LG Electronics Inc. - 144A** (South Korea)	5.00		06/17/10	253,721

	Finance/Rental/Leasing (5.0%)
270	Capmark Financial Group - 144A**	5.875		05/10/12	268,375
115	Capmark Financial Group - 144A** (a)	6.30		05/10/17	114,482
565	Countrywide Home Loans, Inc. (Series MTN L)	3.25		05/21/08	552,908
395	Ford Motor Credit Co.	7.25		10/25/11	389,000
475	Nationwide Building Society - 144A** (United Kingdom)	4.25		02/01/10	460,616
675	Residential Capital Corp.	6.375		06/30/10	674,186
					2,459,567
	Financial Conglomerates (1.4%)
75	Brookfield Asset Management Inc. (Canada)	5.80		04/25/17	73,647
595	General Motors Acceptance Corp.	6.875		09/15/11	600,037
					673,684
	Food Retail (0.5%)
200	Delhaize America, Inc.	9.00		04/15/31	248,542

	Food: Major Diversified (1.3%)
165	ConAgra Foods, Inc.	7.00		10/01/28	174,328
130	ConAgra Foods, Inc.	8.25		09/15/30	156,104
340	Sara Lee Corp.	6.125		11/01/32	308,412
					638,844
	Food: Meat/Fish/Dairy (0.3%)
100	Pilgrim’s Pride Corp.	7.625		05/01/15	103,250
50	Pilgrim’s Pride Corp.	9.625		09/15/11	52,250
					155,500
	Gas Distributors (0.7%)
370	NiSource Finance Corp.	5.93	†	11/23/09	370,730

	Home Improvement Chains (0.3%)
155	Home Depot Inc.	5.475		12/16/09	155,296

	Hotels/Resorts/Cruiselines (1.4%)
695	Hyatt Equities LLC - 144A**	6.875		06/15/07	695,166

	Insurance Brokers/Services (1.7%)
360	Catlin Insurance Co., Ltd. - 144A** (Bahamas)	7.249	†	# #	353,459
485	Farmers Exchange Capital - 144A**	7.05		07/15/28	504,776
					858,235
	Integrated Oil (0.4%)
190	Amerada Hess Corp.	6.65		08/15/11	197,741

	Investment Banks/Brokers (1.2%)
495	Goldman Sachs Capital Trust II	5.793	†	#	488,668
100	Lehman Brothers Capital Trust VII	5.857	†	#	99,048
					587,716

	Major Banks (4.4%)
485	HSBC Finance Corp.	6.75		05/15/11	505,416
685	Unicredit Luxembourg Finance S.A. - 144A** (Luxembourg)	5.405	†	10/24/08	685,388
285	USB Capital IX	6.189	†	††	289,248
685	Wachovia Capital Trust III	5.80	†	††	686,447
					2,166,499
	Major Telecommunications (5.6%)
460	AT&T Corp.	8.00	†	11/15/31	564,171
150	Deutsche Telekom International Finance BV (Netherlands)	8.00	†	06/15/10	160,635
300	France Telecom S.A. (France)	8.50	†	03/01/31	386,019
300	SBC Communications, Inc.	6.15		09/15/34	294,904
305	Sprint Capital Corp.	8.75		03/15/32	352,546
255	Telecom Italia Capital SA (Luxembourg)	4.00		11/15/08	249,372
215	Telecom Italia Capital SA (Luxembourg)	4.00		01/15/10	207,103
330	Telefonica Europe BV (Netherlands)	8.25		09/15/30	392,913
165	Verizon Global Funding Corp.	7.25		12/01/10	174,706
					2,782,369
	Managed Health Care (0.1%)
55	WellPoint, Inc.	4.25		12/15/09	53,336

	Media Conglomerates (1.8%)
350	Time Warner, Inc.	5.59	†	11/13/09	350,870
240	Time Warner, Inc.	5.875		11/15/16	237,561
295	Viacom,Inc.	6.875		04/30/36	291,869
					880,300
	Medical Specialties (0.8%)
405	Hospira, Inc.	5.83	†	03/30/10	406,545

	Motor Vehicles (0.9%)
335	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	429,108

	Multi-Line Insurance (1.9%)
450	AIG SunAmerica Global Financing VI - 144A**	6.30		05/10/11	463,424
485	American General Finance Corp. (Series H)	4.625		09/01/10	473,671
					937,095
	Oil & Gas Pipelines (1.5%)
165	Enterprise Products Operating L.P. (Series B)	5.60		10/15/14	162,463
320	Kinder Morgan Finance Co. (Canada)	5.70		01/05/16	301,994
290	Plains All American Pipeline LP/PAA Finance Corp.	6.70		05/15/36	295,787
					760,244
	Oil & Gas Production (1.0%)
230	Devon Financing Corp. ULC	6.875		09/30/11	241,853
230	Kerr-McGee Corp.	6.625		10/15/07	230,999
					472,852
	Oil Refining/Marketing (0.3%)
160	Valero Energy Corp.	3.50		04/01/09	154,786

	Other Metals/Minerals (0.8%)
385	Brascan Corp. (Canada)	7.125		06/15/12	406,381

	Property - Casualty Insurers (3.9%)
645	Mantis Reef Ltd. - 144A** (Australia)	4.692		11/14/08	636,886
205	Platinum Underwriters Finance Inc. (Series B)	7.50		06/01/17	213,545
350	Platinum Underwriters Holdings, Ltd. (Series B) (Bermuda)	6.371		11/16/07	348,820
250	St. Paul Travelers Companies, Inc. (The)	5.01		08/16/07	249,807
510	XLLIAC Global Funding - 144A**	4.80		08/10/10	499,417
					1,948,475
	Railroads (0.7%)
200	Union Pacific Corp.	6.625		02/01/08	201,494
160	Union Pacific Corp. (Series MTN E)	6.79		11/09/07	160,742
					362,236

		Real Estate Development (1.0%)
	281	World Financial Properties - 144A**	6.91		09/01/13	291,401
	208	World Financial Properties - 144A**	6.95		09/01/13	215,552
						506,953
		Real Estate Investment Trusts (0.9%)
	455	iStar Financial Inc.	5.69	†	03/09/10	455,716

		Regional Banks (0.4%)
	175	US Bancorp (Series MTN N)	5.10		07/15/07	174,917

		Restaurants (0.4%)
	185	Tricon Global Restaurants, Inc. (a)	8.875		04/15/11	204,877

		Savings Banks (3.7%)
	70	Household Finance Corp.	4.125		11/16/09	67,930
	170	Household Finance Corp.	8.00		07/15/10	181,922
	600	Sovereign Bancorp, Inc.	5.58	†	03/23/10	600,413
	685	Washington Mutual Bank	5.50		01/15/13	673,025
	300	Washington Mutual Preferred Funding II (a)	6.665	†	#	294,135
						1,817,425

		Total Corporate Bonds (Cost $32,448,048)				31,855,222

		Asset-Backed Securities (2.7%)
		Finance/Rental/Leasing
	73	CIT Equipment Collateral 2004-EF1 A3	3.50		09/20/08	72,991
	198	DaimlerChrysler Auto Trust 2003-B A4	2.86		03/09/09	197,724
	118	Ford Credit Auto Owner Trust 2005-B A3	4.17		01/15/09	117,879
	379	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56		02/15/12	372,112
	500	TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2	4.81		11/17/14	491,686
	70	Volkswagen Auto Lease Trust 2005-A A3	3.82		05/20/08	70,371

		Total Asset-Backed Securities (Cost $1,341,403)				1,322,763

		Foreign Government Obligations (0.8%)
MXN	2,555	Mexican Fixed Rate Bonds (Series M20) (Mexico)	9.50		12/18/14	264,465
$220		Republic of Argentina (Argentina)	5.83		12/31/33	109,120

		Total Foreign Government Obligations (Cost $352,241)				373,585

		U.S. Government Agencies - Mortgage-Backed Securities (0.1%)
	14	Federal Home Loan Mortgage Corp.	7.50		09/01/30	15,000
	21	Federal National Mortgage Association	7.50		01/01/30 - 04/01/32	22,260

		Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $37,544)				37,260

		U.S. Government Obligations (9.9%)
	2,310	U.S. Treasury Bond (a)	6.125		08/15/29	2,629,612
	625	U.S. Treasury Bond (a)	6.375		08/15/27	724,707
	1,600	U.S. Treasury Note (a)	4.25		11/15/13	1,548,376

		Total U.S. Government Obligations (Cost $5,161,102)				4,902,695

		Short-Term Investments (32.8%)
		U.S. Government Obligation (b) (0.2%)
	100	U.S. Treasury Bill* (Cost $99,440)	4.915		07/12/07	99,440

	Repurchase Agreement (21.1%)
10,418	Joint repurchase agreement account (dated 05/31/07;
	proceeds $10,419,531) (c) (Cost $10,418,000)	5.29	06/01/07	10,418,000

	Security Purchased from Securities
	Lending Collateral (a) (11.5%)
5,719	The Bank of New York Institutional Cash Reserve Fund
	(Cost $5,718,843)			5,718,843

	Total Short-Term Investments (Cost $16,236,283)			16,236,283

	Total Investments (Cost $55,576,621) (d) (e)		110.7%	54,727,808

	Liabilities in Excess of Other Assets		(10.7)	(5,287,422)

	Net Assets		100.0%	$49,440,386

BKN	Bank Note.
MTN	Medium Term Note.
MXN	Mexican New Peso.
*	A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $52,530.
**	Resale is restricted to qualified institutional investors.
†	Floating rate security, rate shown is the rate in effect at May 31, 2007.
††

Securities represent beneficial interest in trust. The corresponding assets of the trusts are Junior Subordinated notes notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 15, 2011 for Wachovia Capital Trust III and on or about April 15, 2011 for USB Capital IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

#	Security issued with perpetual maturity.
# #	Foreign issued security with perpetual maturity.
(a)

As of May 31, 2007 all or a portion of this security with a total value of $5,532,885 was on loan and secured by collateral of $5,718,843 which was received as cash and subsequently invested in the Bank of New York Institutional Cash Reserve Fund as reported in the portfolio of investments.

(b)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)	Securities have been designated as collateral in an amount equal to $21,499,416 in connection with open futures contracts and open credit default swap contracts.
(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $173,271 and the aggregate gross unrealized depreciation is $1,022,084 resulting in net unrealized depreciation of $848,813.

Futures Contracts Open at May 31, 2007:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

63	Long	U.S. Treasury Notes 5 year, September 2007	$6,579,563	$(42,973)

19	Long	U.S. Treasury Notes 2 year, September 2007	3,872,141	(8,037)

4	Short	U.S. Treasury Bonds 20 year, June 2007	(436,625)	6,989

41	Short	U.S. Treasury Bonds 20 year, September 2007	(4,474,125)	11,938

57	Short	U.S. Treasury Notes 10 year, September 2007	(6,063,375)	(531)

		Net Unrealized Depreciation		$(32,614)

Interest Rate Swap Contracts Open at May 31, 2007:

	NOTIONAL
	AMOUNT		PAYMENTS	TERMINATION	UNREALIZED
COUNTERPARTY	(000’S)	RECEIVED BY FUND	BY FUND	DATE	DEPRECIATION

Deutsche Bank	$9,975	Fixed Rate 5.388	Floating Rate 5.36% BBA
			(British Bankers Association)	May 25, 2017	$(50,673)

Citibank N.A. New York	1,475	Fixed Rate 5.44%	Floating Rate 5.36% BBA
			(British Bankers Association)	May 29, 2017	(1,741)

JPMorgan Chase & Co.	1,500	Fixed Rate 5.448	Floating Rate 5.36% BBA
			(British Bankers Association)	May 29, 2017	(855)

		Total Unrealized Depreciation			$(53,269)

Credit Default Swap Contracts Open at May 31, 2007:

		NOTIONAL			UNREALIZED
SWAP COUNTERPARTY &	BUY/SELL	AMOUNT	PAY/RECEIVE	TERMINATION	APPRECIATION
REFERENCE OBLIGATION	PROTECTION	(000’S)	FIXED RATE	DATE	(DEPRECIATION)

Goldman Sachs Capital market, L.P.
Dow Jones CDX.NA.IG.HVOL.6	Buy	$2,200	0.75%	June 20, 2011	$3,003

Goldman Sachs International
Dow Jones CDX.NA.IG.HVOL.7	Buy	1,000	0.75	December 20, 2011	882

Goldman Sachs International
Hartford Financial Services
Group, Inc.	Buy	550	0.12	December 20, 2011	(193)

Goldman Sachs International
Motorola, Inc.	Buy	180	0.15	December 20, 2011	1,037

Goldman Sachs International
Motorola, Inc.	Buy	360	0.157	December 20, 2011	1,971

Goldman Sachs International
Southwest Airlines Co.	Buy	550	0.22	December 20, 2011	3,189

Goldman Sachs International
Union Pacific Corp.	Buy	265	0.20	December 20, 2011	989

Citibank, N.A., New York
Tyco International Ltd.	Buy	160	0.43	March 20, 2012	1,170

Citibank, N.A., New York
Tyco International Ltd.	Buy	310	0.43	March 20, 2012	2,267

Goldman Sachs International
Chubb Corp.	Buy	510	0.10	March 20, 2012	390

Goldman Sachs International
Dell Inc.	Buy	255	0.22%	March 20, 2012	(291)

Goldman Sachs International
Gap, Inc.	Buy	300	1.19	March 20, 2012	(3,850)

Goldman Sachs International
SLM Corp.	Sell	500	0.737	June 20, 2012	(21,715)

Goldman Sachs International
Residential Capital, LLC	Sell	510	2.00	March 20, 2017	7,760

	Net Unrealized Depreciation				$(3,391)

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a)  A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 19, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 19, 2007